Label	Element	Value
Aberdeen Dynamic Allocation Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

(collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus dated February 25, 2013 (each, a “Summary Prospectus”) and the Funds’ Statutory Prospectus dated February 25, 2013, as supplemented to date (the “Prospectus”)

On December 11, 2013, the Board of Trustees of Aberdeen Funds approved changes to the Funds’ principal investment strategies, with such changes to become effective February 28, 2014, to permit the Aberdeen Diversified Income Fund to invest in closed-end funds and to permit each of the Funds to invest, to a limited extent, in certain direct investments, as described below.  As a result of the changes in principal investment strategies, effective February 28, 2014, the following changes are made to the Prospectus and each Fund’s Summary Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Dynamic Allocation Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
Strategy [Heading]	rr_StrategyHeading	Effective February 28, 2014, the following replaces the first two paragraphs in the section entitled "Principal Strategies" in the Aberdeen Diversified Income Fund's Summary Prospectus and in the section entitled, "Summary - Aberdeen Diversified Income Fund - Principal Strategies" in the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Diversified Income Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and, to a limited extent, in direct investments, such as exchange-traded notes (“ETNs”).  The Fund intends to allocate and reallocate its assets among a wide range of asset classes in a flexible and dynamic way to capture income from a number of fixed income, equity and other sources.  The types of asset classes to which the Underlying Funds and direct investments provide exposure include U.S. and international equities (including emerging market equities), U.S. and international bonds (including emerging market bonds) and real estate.  The Fund may also allocate assets to a limited extent to Underlying Funds that pursue alternative investment strategies, such as managed futures, commodity-linked instruments, equity sectors, currencies and floating rate loans.  The asset classes are selected primarily based on their income-generating potential, without regard to the source of income, although diversification benefits and potential for capital appreciation may also be considered.  The Fund may invest in Underlying Funds that do not have income as an objective, and to the extent it does so, it will not generate as much current income as a fund focused entirely on income-generation.  The Underlying Funds include, among others, mutual funds advised by Aberdeen Asset Management Inc., the Fund’s investment adviser (the “Adviser”), as well as unaffiliated mutual funds, closed-end funds and exchange-traded funds.  There is no minimum amount of assets that must be invested in affiliated Underlying Funds.  The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures) in nature.  Some or all of the Underlying Funds may invest in derivatives.

The Fund may also seek exposure to income-producing asset classes by investing directly in ETNs.  The Fund may use ETNs as a substitute for taking a direct position in the underlying asset (where the Adviser believes that indirect exposure to the underlying asset is more effective).  In addition to ETNs, the Fund’s direct investments include investments in certain types of derivatives, particularly securities index futures, which will be used to hedge against a decline in the value of the Fund’s assets.  A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure.

The Adviser develops strategic asset class allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions.  The Fund’s portfolio management team constructs the Fund’s portfolio by setting target asset class allocations for the Fund.  The portfolio management team then manages the Fund’s portfolio by dynamically adjusting the Fund’s asset class allocations based on the Adviser’s asset class allocation views and selecting Underlying Funds or direct investments to obtain exposures to the asset classes.   As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset class. The target asset class allocations established by the portfolio management team are intended to promote diversification among the asset classes.  The Fund’s target and actual asset class allocations and the investments held in the Fund’s portfolio are monitored by the portfolio management team on an ongoing basis and are adjusted periodically to reflect changes in the Adviser’s view.  The Fund retains the flexibility to emphasize specific asset class allocations based on relative valuations and other economic factors in order to seek to achieve the Fund’s objective. While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes depending on market conditions.  The Fund has the ability to invest, through the Underlying Funds or ETNs, in small, medium or large capitalization issuers without regard to credit quality (including high yield bonds, which are commonly known as “junk bonds”) or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole.  At times, the Fund may emphasize any one of these exposures.  Asset classes may be added or removed at the Adviser’s discretion.

Effective February 28, 2014, the following will replace the first two paragraphs in the section entitled, “Principal Strategies” in the Aberdeen Dynamic Allocation Fund’s Summary Prospectus and in the section entitled, “Summary — Aberdeen Dynamic Allocation Fund — Principal Strategies” in the Prospectus:

The Dynamic Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and, to a limited extent, in direct investments, such as exchange-traded notes (“ETNs”).  The Fund intends to allocate and reallocate its assets among a wide range of asset classes in a flexible and dynamic way to capture return from a number of equity, fixed income and other sources.  The types of asset classes to which the Underlying Funds and direct investments provide exposure include U.S. and international equities (including emerging market equities), U.S. and international bonds (including emerging market bonds) and real estate.  The Fund may also allocate assets to a limited extent to Underlying Funds that pursue alternative investment strategies, such as managed futures, commodity-linked instruments, equity sectors, currencies and floating rate loans.  The Underlying Funds include, among others, mutual funds advised by Aberdeen Asset Management Inc., the Fund’s investment adviser (the “Adviser”), as well as unaffiliated mutual funds and exchange-traded funds.  There is no minimum amount of assets that must be invested in affiliated Underlying Funds.  The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures) in nature.  Some or all of the Underlying Funds may invest in derivatives.

The Fund may also seek exposure to the asset classes described above by investing directly in ETNs.   The Fund may use ETNs as a substitute for taking a direct position in the underlying asset (where the Adviser believes that indirect exposure to the underlying asset is more effective).  In addition to ETNs, the Fund’s direct investments include investments in certain types of derivatives, particularly securities index futures, which will be used to hedge against a decline in the value of the Fund’s assets.  A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure.

The Adviser develops strategic asset class allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions.  The Fund’s portfolio management team constructs the Fund’s portfolio by setting target asset class allocations for the Fund.  The portfolio management team then manages the Fund’s portfolio by dynamically adjusting the Fund’s asset class allocations based on the Adviser’s asset class allocation views and selecting Underlying Funds or direct investments to obtain exposures to the asset classes. As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset class. The Fund’s target and actual asset class allocations and the investments held in the Fund’s portfolio are monitored by the portfolio management team on an ongoing basis and are adjusted periodically to reflect changes to the Adviser’s views.  The Fund retains the flexibility to emphasize specific asset class allocations based on relative valuations and other economic factors in order to seek to achieve the Fund’s objective.  While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes depending on market conditions.  The Fund has the ability to invest, through the Underlying Funds or ETNs, in small, medium or large capitalization issuers without regard to credit quality (including high yield bonds, which are commonly known as “junk bonds”) or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole.  At times, the Fund may emphasize any one of these exposures.  Asset classes may be added or removed at the Adviser’s discretion.

Effective February 28, 2014, the following will replace the first two paragraphs in the section entitled, “Principal Strategies” in the Aberdeen Diversified Alternatives Fund’s Summary Prospectus and in the section entitled, “Summary — Aberdeen Diversified Alternatives Fund — Principal Strategies” in the Prospectus:

The Diversified Alternatives Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and, to a limited extent, in direct investments, such as exchange-traded notes (“ETNs”).  The Fund intends to allocate and reallocate its assets among a range of non-traditional or alternative asset classes in a flexible and dynamic way to capture return from such non-traditional or alternative sources.  The Fund’s non-traditional or alternative exposures include industry sector equity strategies, long-short strategies, foreign currency trading strategies, floating rate bank loans, emerging market equities, emerging market bonds, managed futures strategies, real estate and  other non-core investments. The Fund seeks to provide a return that has low correlation to traditional core asset classes (i.e., U.S. large cap equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures in measured amounts.  In selecting Underlying Funds and asset class exposures, the Adviser will take asset diversification and potential volatility of return into account.  Non-traditional or alternative asset categories have tended over time to have a lower correlation with the broad U.S. stock and bond markets.  The Underlying Funds include, among others, mutual funds advised by Aberdeen Asset Management Inc., the Fund’s investment adviser (the “Adviser”), as well as unaffiliated mutual funds and exchange-traded funds.  There is no minimum amount of assets that must be invested in affiliated Underlying Funds.  The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures) in nature.  Some or all of the Underlying Funds may invest in derivatives.

The Fund may also seek exposure to non-traditional or alternative asset classes by investing directly in ETNs.   The Fund may use ETNs as a substitute for taking a direct position in the underlying asset (where the Adviser believes that indirect exposure to the underlying asset is more effective).  In addition to ETNs, the Fund’s direct investments include investments in certain types of derivatives, particularly securities index futures, which will be used to hedge against a decline in the value of the Fund’s assets.  A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure.

The Adviser develops strategic asset class allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions.  The Fund’s portfolio management team constructs the Fund’s portfolio by setting target asset class allocations for the Fund.  The portfolio management team then manages the Fund’s portfolio by dynamically adjusting the Fund’s asset class allocations based on the Adviser’s asset class allocation views and selecting Underlying Funds or direct investments to obtain exposures to the asset classes.  The asset category allocations for the Fund are limited to non-traditional or alternative asset categories.  As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset category. The target asset category allocations established by the portfolio management team are intended to promote diversification among the asset classes.  The Fund’s target and actual asset category allocations and the investments held in the Fund’s portfolio are monitored by the portfolio management team on an ongoing basis and may be adjusted to reflect changes to the Adviser’s views.  The Fund retains the flexibility to emphasize specific asset category allocations based on relative valuations and other economic factors in order to seek to achieve the Fund’s objective. While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes (including real estate and commodities) depending on market conditions.  The Fund has the ability to invest, through the Underlying Funds or ETNs, in small, medium or large capitalization issuers without regard to credit quality (including high yield bonds, which are commonly known as “junk bonds”) or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole.  At times, the Fund may emphasize any one of these exposures.  Asset classes may be added or removed at the Adviser’s discretion.

Risk [Heading]	rr_RiskHeading	Effective February 28, 2014, the following will replace the paragraph "Performance Risk" in the section entitled "Principal Risks" in each Fund's Summary Prospectus and in each of the sections entitled, "Summary - Aberdeen Diversified Income Fund - Principal Risks," "Summary - Aberdeen Dynamic Allocations Fund - Principal Risks," and "Summary - Aberdeen Diversified Alternatives Fund - Principal Risks" in the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Performance Risk — The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected.  There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.

Effective February 28, 2014, the following will be added under the section entitled “Principal Risks” in each Fund’s Summary Prospectus and under the sections entitled, “Summary — Aberdeen Diversified Income Fund — Principal Risks,” “Summary — Aberdeen Dynamic Allocations Fund — Principal Risks,” and “Summary — Aberdeen Diversified Alternatives Fund — Principal Risks” in the Prospectus:

Derivatives Risk — Derivatives are speculative and may hurt the Fund’s performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of this strategy will be successful.

Hedged Exposure Risk — losses generated by a derivative or practice used by the Fund for hedging purposes should be offset in part by gains on the hedged investment depending on the degree of correlation between the hedging instrument and the assets hedged. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk — the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Exchange-Traded Notes Risk — ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a financial asset or market index minus applicable fees, no periodic coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced asset or index.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement for future reference. This Supplement is dated December 23, 2013.